Note - 9 - Share Capital - Option Activity (Details)	12 Months Ended
	Dec. 31, 2019 CAD ($) $ / shares	Dec. 31, 2018 CAD ($) $ / shares
Statement Line Items [Line Items]
Outstanding options, beginning of year	2,134,294	2,269,294
Outstanding weighted average exercise price, beginning of year (in CAD per share)	$ 9.59	$ 9.50
Number of share options granted in share-based payment arrangement	392,967
Granted, weighted average exercise price (in CAD per share)	$ 13.41
Forfeited, options	(43,545)
Forfeited, weighted average exercise price (in CAD per share)	$ 15.09
Exercised for cash, options	(442,052)	0
Exercised for cash, weighted average exercise price | $	$ 8.55
Exercised cashless, options	(812,323)	(135,000)
Exercised cashless, weighted average exercise price | $	$ 6.57	$ 7.94
Outstanding options, end of year	1,229,341	2,134,294
Outstanding weighted average exercise price, end of year (in CAD per share)	$ 12.99	$ 9.59